INCOME TAXES - Tax Credit Carryforward and Expiration Dates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss and Tax Carryforwards
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	$ 1,900	$ 1,700
Net DFA	46,668	47,849
Amount of taxable income necessary to fully realize U.S. federal, state and local DTAs	$ 57,000
U.S. Federal and New York State and City NOL carryforward period	20 years
U.S. foreign tax credit carryforward period (in years)	10 years
Limit on utilization of foreign tax credit carryforwards (as percent)	35.00%
Domestic losses allowed to be reclassified as foreign source income	$ 49,000
Limit on domestic losses to be reclassified as foreign source income (as a percent)	50.00%
Foreign tax credits (FTCs)	$ 14,200	15,900
Increase (decrease) in deferred tax assets	(1,700)
Increase (decrease) in deferred tax assets due to FTC carryforwards	(1,200)
Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	14,200	15,900
Net DFA	2,100	2,600
U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	900	1,300
Operating loss carryforward	10,000	9,700
Net DFA	40,500	41,300
Foreign tax credits (FTCs)	14,200	15,900
2018 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	2,700	4,800
2019 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,300	1,200
2020 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	3,100	3,100
2021 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,900	1,700
2022 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	3,300	3,400
2023 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	500	400
2025 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,400	1,300
2027 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	200	200
2028 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	100	100
2030 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	300	300
2031 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	0	200
Operating loss carryforward	0	1,500
2032 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	0	400
2033 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	300	300
Operating loss carryforward	1,700	1,700
2034 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	2,300	2,300
2034 | New York state tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	13,000	14,600
2034 | New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	12,200	13,300
2035 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	3,200	3,600
2036 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	0
Operating loss carryforward	2,200	0
Various
Operating Loss and Tax Carryforwards
Total APB subsidiary NOL carryforward	$ 100	$ 200